Events After the Reporting Date	12 Months Ended
Jan. 31, 2022
Events After the Reporting Date
Events After the Reporting Date

26. Events After the Reporting Date

(a)

In March 2022, the Company issued 155,000 common shares to third parties. 152,500 common shares were issued for services rendered and 2,500 common shares were issued pursuant to vesting of restricted stock units. The Company also granted 2,100,000 stock options to officers, directors and a consultant, with exercise price of $0.17 and maturing on February 28, 2025.

(b)	In March 2022, MedMelior’s name was changed from Altum Pharmaceuticals Inc.

(c)	Subsequent to January 31, 2022, subscription proceeds of US$295,000 were received by MedMelior.